Revision of Previously Issued Financial Statements - Schedule of Consolidated Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues	$ 36,184,000
Cost of revenues	15,164,500
Gross profit	21,019,500
Selling expenses	(22,555,700)	(28,000)
General and administrative expenses	(10,082,200)	(5,236,900)	(11,195,600)
Total operating expenses	(32,637,900)	(5,264,900)	(11,195,600)
Loss from operations	(11,618,400)	(5,264,900)	(11,195,600)
Impairment of digital assets			(78,900)
Changes in fair value of digital assets	2,238,700	1,721,900
Other income		58,200	1,926,400
Total other income (expenses), net	$ 839,300	671,800	1,848,500
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		47,800	448,600
Cost of revenues		(281,100)	(782,600)
Gross profit		(233,300)	(334,000)
General and administrative expenses		(3,261,900)	(10,491,900)
Total operating expenses		(3,261,900)	(10,491,900)
Loss from operations		(3,495,200)	(10,825,900)
Impairment of digital assets
Changes in fair value of digital assets
Other income		10,400	1,478,800
Total other income (expenses), net		(1,097,900)	1,478,800
Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		(47,800)	(448,600)
Cost of revenues		281,100	782,600
Gross profit		233,300	334,000
Selling expenses		(28,000)
General and administrative expenses		(1,975,000)	(703,700)
Total operating expenses		(2,003,000)	(703,700)
Loss from operations		(1,769,700)	(369,700)
Impairment of digital assets			(78,900)
Changes in fair value of digital assets		1,721,900
Other income		47,800	448,600
Total other income (expenses), net		$ 1,769,700	$ 369,700